UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 38 East 57th Street, 14th Flr.

         New York, NY  10022

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     November 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $9,497 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID                           COM              05367P100      723    70166 SH       SOLE                    70166        0        0
CDN                            COM              127387108     1244   122304 SH       SOLE                   122304        0        0
COVD                           COM              222814204      256   174000 SH       SOLE                   174000        0        0
CRAY                           COM              225223106      171    43400 SH       SOLE                    43400        0        0
CTG                            COM              205477102      427   131484 SH       SOLE                   131484        0        0
DCLK                           COM              258609304      487    94660 SH       SOLE                    94660        0        0
EDS                            COM              285661104      699    50000 SH       SOLE                    50000        0        0
GSPN                           COM              37957V106      237   100410 SH       SOLE                   100410        0        0
INVN                           COM              461851107      391    12200 SH       SOLE                    12200        0        0
LU                             COM              549463107      304   400000 SH       SOLE                   400000        0        0
NMSS                           COM              629248105      225   166305 SH       SOLE                   166305        0        0
NT                             COM              656568102      254   510000 SH       SOLE                   510000        0        0
PTEK                           COM              69366M104      482   103500 SH       SOLE                   103500        0        0
QAV                            COM              6K799W9J5       90   900000 SH  Call SOLE                   900000        0        0
RMHT                           COM              749938106      401    49200 SH       SOLE                    49200        0        0
T                              COM              001957109      841    70000 SH       SOLE                    70000        0        0
TSTN                           COM              900423104      458   206260 SH       SOLE                   206260        0        0
TWTC                           COM              887319101       78   190000 SH       SOLE                   190000        0        0
TXCC                           COM              894065101      444   548200 SH       SOLE                   548200        0        0
TYC                            COM              902124106     1142    81000 SH       SOLE                    81000        0        0
VTSS                           COM              928497106      143   210000 SH       SOLE                   210000        0        0